UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 03, 2004

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		46

FORM 13F Information Table Value Total:	$142,130,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3136    76842 SH       SOLE                    76842
ASML Holding N V ADR           COM              N07059111     5899   344759 SH       SOLE                   123764            220995
Adobe                          COM              00724F101      346     7437 SH       SOLE                     3037              4400
Affymetrix                     COM              00826T108     2521    77014 SH       SOLE                    14704             62310
Altria Group, Inc.             COM              718154107      437     8732 SH       SOLE                     8732
Amdocs                         COM              G02602103     3110   132727 SH       SOLE                    30972            101755
Applied Signal Tech.           COM              038237103     3939   112373 SH       SOLE                    34734             77639
Barr Pharmaceuticals, Inc.     COM              068306109     3180    94348 SH       SOLE                     4392             89956
Bio Reference Lab              COM              09057G602      665    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109     6786   357526 SH       SOLE                   138996            218530
Brigham Exploration            COM              109178103      206    22380 SH       SOLE                     2190             20190
Business Objects ADR           COM              12328X107     5129   227165 SH       SOLE                    73403            153762
CR Bard                        COM              067383109     5140    90733 SH       SOLE                    23833             66900
Concord Camera                 COM              206156101     1767   535591 SH       SOLE                   153106            382485
Dell Inc.                      COM              247025109     1110    30976 SH       SOLE                    30976
Ditech                         COM              25500M103     1281    54885 SH       SOLE                                      54885
Federal Nat'l Mtg.             COM              313586109      655     9174 SH       SOLE                     9174
Flir Systems                   COM              302445101    16837   306680 SH       SOLE                   106650            200030
General Electric               COM              369604103     1444    44573 SH       SOLE                    44573
Home Depot                     COM              437076102      482    13686 SH       SOLE                    13686
Intel Corp.                    COM              458140100     1547    56059 SH       SOLE                    56059
International MicroComputer So COM              459862306      203   159671 SH       SOLE                   159671
Jetblue Airways                COM              477143101     2635    89693 SH       SOLE                    29409             60284
KLA Tencor                     COM              482480100     1364    27630 SH       SOLE                    14340             13290
KV Pharmaceutical Cl A         COM              482740206    11458   496217 SH       SOLE                   156358            339859
L3 Communications Hldg         COM              502424104     3802    56910 SH       SOLE                    16612             40298
Lehman Brothers Hldgs          COM              524908100     2574    34210 SH       SOLE                                      34210
MFC Bancorp                    COM              55271X202     9978   536728 SH       SOLE                   195743            340985
Mymetics Corp                  COM              62856A102       52   495360 SH       SOLE                   171424            323936
Namtai Electronics             COM              629865205     2047    95109 SH       SOLE                    41289             53820
Nextel Communications          COM              65332V103     3187   119533 SH       SOLE                   119533
Nextel Partners                COM              65333F107     5779   363000 SH       SOLE                                     363000
Novellus Systems               COM              670008101     5260   167297 SH       SOLE                    55807            111490
Pfizer                         COM              717081103     1225    35734 SH       SOLE                    35734
Procter & Gamble               COM              742718109      457     8400 SH       SOLE                     8400
QUALCOMM                       COM              747525103     2920    40014 SH       SOLE                    40014
Quest Diagnostics              COM              74834L100      665     7829 SH       SOLE                      569              7260
Safenet Inc.                   COM              78645R107     4628   167194 SH       SOLE                    57580            109614
Scholastic Corp.               COM              807066105      975    32570 SH       SOLE                                      32570
Scientific Games               COM              80874P109     3671   191779 SH       SOLE                    48919            142860
Seitel Inc.                    COM              816074405     2165   455779 SH       SOLE                   147584            308195
Staples Inc.                   COM              855030102     3024   102807 SH       SOLE                    36632             66175
Symantec Corp                  COM              871503108     3124    71350 SH       SOLE                    12880             58470
Three-Five Systems             COM              88554L108      135    26529 SH       SOLE                     1380             25149
Veeco Instr                    COM              922417100     3626   140482 SH       SOLE                    33202            107280
Zoll Medical                   COM              989922109     1563    44548 SH       SOLE                    13748             30800